Note 13 Loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	€ 350,110	€ 318,939
On demand [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	3,731	3,161
Credit card debt [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	16,102	14,030
Trade receivables [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	20,958	19,524
Lease receivables [member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	8,315	7,911
Reverse repurchase agreements [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	2	23
Other term loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	293,278	268,047
Advances that are not loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers	€ 7,723	€ 6,243